TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables [abstract]
Non-current trade receivables	$ 6,923	$ 7,824
Other non-financial assets	14,754	13,087
Total non-current	21,677	20,911
Current trade receivables	358,311	321,608
Other receivables	13,225	15,302
Prepayments	7,849	4,693
Personnel	9,180	9,299
Total Current	388,565	350,902
Total	410,242	371,813
Trade receivables	371,333	333,711
Impairment allowances	6,099	4,279	$ 4,437
Trade receivables, net	$ 365,234	$ 329,432